Taxes - Schedule of Income Tax Provision (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Current:
Hong Kong	$ 1,345,848	$ 172,990	$ 1,414,234	$ 879,171
Total current	1,345,848	172,990	1,414,234	879,171
Deferred:
Hong Kong	5,319	684	65,745	(17,326)
Total deferred	5,319	684	65,745	(17,326)
Total provision for income taxes	$ 1,351,167	$ 173,674	$ 1,479,979	$ 861,845